Related party transactions (Details Narrative) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 04, 2019 CNY (¥)	Oct. 09, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Oct. 14, 2019 CNY (¥)	Aug. 27, 2019 CNY (¥)	Jul. 31, 2019 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement [Line Items]
Loans payable to related parties			¥ 10,000
Interest payable to related parties			500
Repayments of loan payable			0		¥ 79,345	¥ 414,924
Interest expenses			22,213		20,281	27,041
Interest payable			36,122		17,723
Loans payable			171,569		172,891
Loan receivables			662,183		615,184
Loan Extension Agreement [Member]
Statement [Line Items]
Borrowed amount											¥ 10,000
Borrowings Interest rate, percentage											15.00%
Penalty interest rate											9.00%
Hubei New Chutaifu Asset Management Co., Ltd [Member] | Chief Executive Officer [Member]
Statement [Line Items]
Loans payable to related parties			11,000		12,300
Interest payable to related parties			1,000		127
Interest expenses			1,400		3,000
Hubei New Chutaifu Asset Management Co., Ltd [Member] | Chief Executive Officer [Member] | In 2018 [Member]
Statement [Line Items]
Loans payable to related parties			50,000		50,000	19,500
Interest payable to related parties						259
Borrowed amount					17,300	¥ 20,000
Ownership interest, percentage						80.80%
Borrowings Interest rate, percentage						12.00%
Repayments of loan payable					14,700	¥ 500
Interest expenses			4,700		4,700
Interest payable			10,300		5,900
Offset against loan payable			1,700		9,900
Loans payable			¥ 500		¥ 3,100	¥ 60,000
Hubei Daily Media Group [Member] | Lease commitment [Member]
Statement [Line Items]
Ownership interest, percentage			20.00%	20.00%		20.00%	20.00%
Variable interest entity			20.00%		20.00%	20.00%
Lease expense			¥ 0		¥ 0	¥ 1,300
Consulting expenses			500		500	500
Prepaid rental			¥ 0		0
Lease amount description			The lease amount is RMB1.0 million per year for the first five years and RMB1.1 million per year for the last five years. The lease was terminated in December 2018.	The lease amount is RMB1.0 million per year for the first five years and RMB1.1 million per year for the last five years. The lease was terminated in December 2018.
Consulting expenses payable			¥ 1,500		1,000	¥ 500
Wuhan Zhong Ji Gold Co [Member]
Statement [Line Items]
Ownership interest, percentage						10.60%
Repay borrowings principal amount						¥ 412
Payments to certain loans payable						412
Payable to related party			0		¥ 1,400	1,400
Hubei New Nature Investment Co [Member]
Statement [Line Items]
Interest expenses | $				$ 3,100
Offset against loan payable			22,600
Variable interest entity					80.80%
Payable to related party			4,500		¥ 300	1,400
Loan receivables			1,300				¥ 18,000
Operating expenses			2,800		700
Guarantee expenses			2,800		400
Paid reverse merger expenses on behalf						10,900	11,300
Wang Hailin [Member]
Statement [Line Items]
Loans payable to related parties			10,000		10,000
Interest payable to related parties			4,200		1,800
Borrowed amount											¥ 10,000
Borrowings Interest rate, percentage											10.00%
Interest expenses						1,300	¥ 500
Variable interest entity											7.70%
Li Ling [Member]
Statement [Line Items]
Borrowed amount					¥ 10,000
Borrowings Interest rate, percentage					12.00%
Repayments of loan payable					¥ 3,000
Interest expenses					¥ 29
Variable interest entity					2.50%
Deposited in bank accounts					¥ 12,000
Loan payable					¥ 3,000
Hubei Baoli Ecological Conservation [Member]
Statement [Line Items]
Variable interest entity												4.30%
Loan receivables												¥ 8,000
Kang Chen [Member]
Statement [Line Items]
Variable interest entity												4.30%
Loan receivables												¥ 3,000
Interest income rate												36.00%
Wuhan Xin Heng Tai Investment Co [Member]
Statement [Line Items]
Repay borrowings principal amount						954
Funds provided by related parties						¥ 954
Hubei Shanyin Wealth Management Co., Ltd [Member]
Statement [Line Items]
Deposited in bank accounts								¥ 2,900
Hubei Shanyin Wealth Management Co., Ltd [Member] | Chief Executive Officer [Member]
Statement [Line Items]
Ownership interest, percentage						69.50%
Borrowings Interest rate, percentage						9.00%
Maturity ranging description						August to October 2019
Chutian And Mr Ricky [member]
Statement [Line Items]
Loans payable to related parties			10,000			¥ 19,500
Interest payable to related parties			3,300
Interest rate	1.125%	1.125%
Borrowed amount	¥ 10,000
Ownership interest, percentage						69.50%
Interest expense		¥ 787	¥ 2,000
Repay borrowings principal amount	¥ 10,000	¥ 10,000
Deposited in bank accounts									¥ 12,000	¥ 12,300